Debt and Credit Facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt and Credit Facilities
9. Debt and Credit Facilities
Debt consists of the following
(in thousands)
:

	As of September 30, 2023	As of December 31, 2022
ABL Facility	$1,789,086	$1,754,224
Term Loan	—	1,000,000

Total debt outstanding	1,789,086	2,754,224
Less: unamortized debt issuance cost	(41,174)	(34,205)

Long-term debt, net of unamortized debt issuance cost	$1,747,912	$2,720,019

ABL Facility
As of January 1, 2022, a wholly-owned subsidiary of Kodiak had a revolving asset-based loan credit facility (the “ABL Facility”) with unaffiliated secured lenders and JPMorgan Chase Bank, N.A., as administrative agent.
On May 19, 2022, wholly-owned subsidiaries of Kodiak entered into the Third Amendment to the Third Amended and Restated Credit Agreement which mainly served to amend the applicable rate from LIBOR to the Secured Overnight Financing Rate (“SOFR”) and allow for the return of capital to the parent of Kodiak in the amount of $838 million by increasing borrowings on the ABL Facility by $225 million, increasing the Term Loan by $600 million and utilizing $13 million of cash on hand. In addition, the ABL Facility size was increased from $1.9 billion to $2.1 billion to increase available liquidity under the facility. New lender fees and costs totaling $13.2 million were incurred as a result of the amendment and will be amortized over the life of the loan to interest expense.
On March 22, 2023, wholly-owned subsidiaries of Kodiak entered into the Fourth Amended and Restated Credit Agreement with the lenders party thereto and JPMorgan Chase Bank, N.A., as administrative agent (as amended or restated from time to time, the “ABL Credit Agreement”) which mainly served to extend the maturity date from June 2024 to March 2028. The total facility size was increased from $2.1 billion to $2.2 billion to increase available liquidity under the facility. New lender fees and costs totaling $31.8 million were incurred and will be amortized over the life of the loan to interest expense. An additional $4.2 million in accrued interest related to exiting lenders was expensed and paid in the period. The remaining unamortized debt issuance costs of $1.2 million associated with the exiting lenders was written-off
in interest expense, net in the period. On May 31, 2023, the ABL Credit Agreement was amended to, among other things, permit distributions of overallotment proceeds from the IPO and revise the terms related to the payment and prepayment of the Term Loan. On June 27, 2023, the ABL Credit Agreement was further amended to remove the ability to make distributions related to overallotment proceeds from the IPO and to instead require prepayment of the obligations upon the issuance of any equity interests by Kodiak pursuant to the overallotment in the IPO. In connection with the IPO, the Company became a borrower under the ABL Facility. As of September 30, 2023, there was $14.7 million letters of credit outstanding under the ABL Facility.
Pursuant to the ABL Credit Agreement, the Company must comply with certain restrictive covenants, including a minimum interest coverage ratio of 2.5x and a maximum Leverage Ratio (calculated based on the ratio of Consolidated Total Debt to Consolidated EBITDA, each as defined in the ABL Credit Agreement). The maximum Leverage Ratio is (i) 5.25 to 1.00 for the fiscal quarters ending September 30, 2023 and December 31, 2023, (ii) 5.00 to 1.00 for the fiscal quarter ending March 31, 2024, (iii) 4.75 to 1.00 for the fiscal quarter ending June 30, 2024 and (iv) 4.50 to 1.00 for each fiscal quarter ending on or after September 30, 2024. All loan amounts are collateralized by essentially all the assets of the Company. The Company was in compliance with all covenants as of September 30, 2023 and December 31, 2022.

The ABL Credit Agreement also restricts the Company’s ability to: incur additional indebtedness and guarantee indebtedness; pay dividends or make other distributions or repurchase or redeem equity interests; prepay, redeem or repurchase certain debt; issue certain preferred units or similar equity securities; make loans and investments; sell, transfer or otherwise dispose of assets; incur liens; enter into transactions with affiliates; enter into agreements restricting the Company’s restricted subsidiaries’ ability to pay dividends; enter into certain swap agreements; amend certain organizational documents; enter into sale and leaseback transactions; and consolidate, merge or sell all or substantially all of the Company’s assets.
The applicable interest rates as of September 30, 2023 were 10.25% (prime rate plus 2.00%) and 8.34% (Term SOFR rate plus 0.10% plus 2.75%). The applicable interest rates as of December 31, 2022 were 9.50% (prime rate plus 2.00%) and 7.60% (Term SOFR rate plus 0.10% plus 3.00%). We pay an annualized commitment fee of 0.25% on the unused portion of our ABL Facility if borrowings are greater than 50% of total commitments and 0.50% on the unused portion on the ABL Facility if borrowings are less than 50% of total commitments.
The ABL Facility is a “revolving credit facility” that includes a lock box arrangement whereby, under certain events, remittances from customers are forwarded to a bank account controlled by the administrative agent and are applied to reduce borrowings under the facility. One such event occurs when availability under the ABL Credit Agreement falls below a specified threshold (i.e., the greater of $200 million or 10% of the aggregate commitments at the time of measurement). As of September 30, 2023 and December 31, 2022, availability under the ABL Facility was in excess of the specified threshold and as such the entire balance was classified as long-term in accordance with its maturity.
Term Loan
As of January 1, 2022, a wholly-owned subsidiary of Kodiak had a term loan (the “Term Loan”) pursuant to a credit agreement with unaffiliated unsecured lenders and Wells Fargo Bank, N.A., as administrative agent. In May 2022, the Company completed a recapitalization and distribution of $838 million to the parent of Kodiak primarily by increasing the borrowings from the ABL Facility by $225 million and the Term Loan by $600 million per the Amended and Restated Term Loan Credit Agreement entered into by the Company on May 19, 2022 (as amended from time to time, the “Term Loan Credit Agreement”) and utilizing $13 million of cash on hand. New lender fees and costs totaling $14.6 million were incurred for this amendment and will be amortized over the life of the loan to interest expense.
On March 31, 2023, the Company’s wholly-owned subsidiary entered into the First Amendment to the Amended and Restated Term Loan Credit Agreement pursuant to which the maturity date was extended to September 22, 2028. Lender fees and costs totaling $0.75 million were incurred for this amendment and were amortized over the life of the loan to interest expense.
On June 29, 2023, the Company terminated all interest rate swaps and collars attributable to the Term Loan and recognized a gain on derivatives and received cash of $25.8 million during the period ended June 30, 2023 (the “Term Loan Derivative Settlement”). On July 3, 2023, in connection with the IPO, the Company used the net proceeds from the IPO, together with the proceeds resulting from the Term Loan Derivative Settlement and borrowings under the ABL Facility, to repay $300 million of borrowings outstanding under the Term Loan. Additionally, a subsidiary of Kodiak entered into a Novation, Assignment, and Assumption Agreement (“Novation Agreement”) with Kodiak Holdings, pursuant to which all of the Company’s remaining obligations under the Term Loan were assumed by Kodiak Holdings, and the Company’s obligations thereunder were terminated. The Company is no longer a borrower or guarantor under, nor otherwise obligated with respect to the debt outstanding under the Term Loan. As part of the $300 million repayment of the Term Loan, unamortized debt issuance costs of $4.4 million and fees of $2.4 million were recorded to loss on extinguishment for the three and nine months ended September 30, 2023. The carrying value of the term debt novated under the Novation Agreement of $689.8 million (comprised of $700.0 million of principal balance less $10.2 million of unamortized debt issuance costs) was considered an equity transaction with the Parent and recorded to additional paid-in
capital in the statement of stockholder’s equity.

As of September 30, 2023, the scheduled maturities, without consideration of potential mandatory prepayments, of the long-term debt were as follows (
in thousands
):

Amount
Years ended December 31,
Remainder of 2023	$—
2024	—
2025	—
2026	—
2027	—
Thereafter	1,789,086

Total	$1,789,086

Debt Issuance Costs
Debt issuance costs of $41.2 million, as of September 30, 2023, are being amortized over the term of the ABL Facility. As of December 31, 2022, $34.2 million were being amortized over the terms of the ABL Facility and Term Loan. Amortization expense related to these costs of $0.2 million and $11.3 million for the three and nine months ended September 30, 2023, are included in interest expense in the accompanying condensed consolidated statements of operations. Amortization expense was $4.3 million and $9.5 million for the three and nine months ended September 30, 2022.

7. Debt and Credit Facilities
Debt consists of the following
(in thousands)
:

	As of December 31,
	2022	2021
ABL Facility	$1,754,224	$1,465,234
Term Loan	1,000,000	400,000

Total debt outstanding	2,754,224	1,865,234
Less: current maturities	—	—
Less: unamortized debt issuance cost	(34,205)	(20,112)

Long-term debt, net of unamortized debt issuance cost	$2,720,019	$1,845,122

ABL Facility
As of January 1, 2021 the Company’s wholly-owned subsidiary had an ABL Facility with unaffiliated secured lenders and a bank as administrative agent. During 2021, the total facility was upsized from $1.7 billion to $1.875 billion to increase available liquidity under the facility. New lender fees and costs totaling $0.9 million were incurred and will be amortized over the life of the loans to interest expense. In May 2022, the Company completed a recapitalization and return of capital of $838 million to the Parent Company primarily by increasing the borrowings from the current ABL Facility and Term Loan of which $225 million is related to the ABL Facility.

On May 19, 2022, the Company’s wholly-owned subsidiary entered into the Third Amendment to the Third Amended and Restated Credit Agreement which mainly served to amend the applicable rate from LIBOR to the Secured Overnight Financing Rate (“SOFR”) and allow for the return of capital to the Parent Company. During
2022, the total facility was upsized from $1.875 billion to $2.050 billion to increase available liquidity under the facility. New lender fees and costs totaling $13.2 million were incurred and will be amortized over the life of the loans to interest expense.
Pursuant to the ABL Credit Agreement, the Company must comply with certain restrictive covenants, including a fixed charge coverage ratio and leverage ratio. As an update to the Third Amended and Restated Credit Agreement, the financial covenant restrictions were waived for the second quarter of 2022 and the maximum leverage ratio (calculated based on the ratio of Consolidated Total Debt to Consolidated EBITDA, each as defined in the ABL Credit Agreement) was increased to 7.25x through the first quarter of 2023; 7.00x thereafter through the third quarter of 2023; 6.75x thereafter through the first quarter of 2024; and 6.50x in the second quarter of 2024 and thereafter. All loan amounts are collateralized by the assets of the Company’s wholly-owned subsidiary. The Company was in compliance with all covenants as of December 31, 2022 and 2021.
The applicable interest rates as of December 31, 2022 were 9.50% (prime rate) and 7.60% (Term SOFR rate plus 0.10%) plus (3.00% spread). The applicable interest rates as of December 31, 2021 were 5.25% (prime rate) and 3.125% (LIBOR rate plus 3.00%).
The ABL Credit Agreement provides for a “revolving credit facility” that includes an arrangement, whereby, under certain events, remittances from customers are forwarded to a bank account controlled by the administrative agent and are applied to reduce borrowings under the facility. One such event occurs when availability falls below a specified threshold (i.e., the greater of $200.0 million or 10% of the aggregate commitments at such time of event). As of December 31, 2022 and 2021, availability under the agreement was in excess of the specified threshold and as such the entire balance was classified as long-term
in accordance with its maturity. As previously mentioned, the ABL Credit Agreement matures in June 2024 and the Company expects to maintain it for the term and expects to be in compliance with all covenants or event of default provisions.
Term Loan
As of January 1, 2021 the Company’s wholly-owned subsidiary had a Term Loan Credit Agreement with unaffiliated unsecured lenders and a bank as administrative agent. In May 2022, the Company completed a recapitalization and return of capital of $838 million to the Parent Company primarily by increasing the borrowings from the current ABL Facility and Term Loan of which $600 million is related to the Term Loan as per the Amended and Restated Term Loan Credit Agreement entered into by the Company on May 19, 2022. As an update to the Amended and Restated Term Credit Agreement, the covenant restrictions were waived for the second quarter of 2022 and the maximum leverage ratio (calculated based on the ratio of Consolidated Total Debt to Consolidated EBITDA, each as defined in the Term Loan Credit Agreement) was increased to 7.50x through the first quarter of 2023; 7.25x thereafter through the third quarter of 2023; 7.00x thereafter through the first quarter of 2024; 6.75x thereafter through the first quarter of 2025; 6.50x thereafter through the first quarter of 2026; 6.25x thereafter through the fourth quarter of 2026; and 6.00x in the first quarter of 2027 and thereafter. Additionally, the amendment allowed for the return of capital to the Parent Company. New lender fees and costs totaling $14.6 million were incurred for this amendment and will be amortized over the life of the loans to interest expense.
Borrowings under the Term Loan bear the following applicable rates: interest rates are based on 6.00% plus an alternate base rate and 7.00% plus an adjusted eurocurrency rate for alternate base rate ABR loans and eurocurrency loans, respectively. The interest rates were 10.67% and 7.13% as of December 31, 2022 and 2021, respectively.

The Term Loan has a maturity date of May 19, 2027, at which time all unpaid principal and interest is due. Commencing with the fiscal year ending December 31, 2023, an excess cash flow payment that would reduce the principal balance of the Term Loan is potentially due 120 days following each preceding fiscal year end. This excess cash flow payment is based the leverage ratio (calculated based on the ratio of Consolidated Total Debt to
Consolidated EBITDA, each as defined in the Term Loan Credit Agreement) at year end. Based on the calculated ratio, a payment percentage is applied to the excess cash flow to determine the amount, if any, due. The Company was in compliance with all financial covenants as of December 31, 2022 and 2021.
The ABL credit agreement and Term Loan restrict the Company’s wholly-owned subsidiary’s ability to: incur additional indebtedness and guarantee indebtedness; pay dividends or make other distributions or repurchase or redeem equity interests; prepay, redeem or repurchase certain debt; issue certain preferred units or similar equity securities; make loans and investments; sell, transfer or otherwise dispose of assets; incur liens; enter into transactions with affiliates; enter into agreements restricting our restricted subsidiaries’ ability to pay dividends; enter into certain swap agreements; amend certain organizational documents; enter into sale and leaseback transactions; and consolidate, merge or sell all or substantially all of our assets. The restricted net assets of the wholly-owned subsidiary of the Company exceed 25% of the consolidated net assets of the Parent. See Note 18, “Parent Company Information”.
As of December 31, 2022, the scheduled maturities, without consideration of potential mandatory prepayments, of the long-term debt were as follows (
in thousands
):

Amount
Years ended December 31,
2023	$—
2024	1,754,224
2025	—
2026	—
2027	1,000,000

Total	$2,754,224